Other Receivables	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Receivables [Abstract]
Other Receivables

Note 6 – Other Receivables

Other receivables at May 31, 2022 and August 31, 2021 consisted of the following:

	May 31,	August 31,
	2022	2021

Notes receivable dated April 1, 2015 and amended on May 23, 2017; accrued interest at 8% per annum; secured by certain assets; due March 1, 2019. (repaid during fiscal year 2022)	$-	$296,888
Advance to corporation; accrues interest at 12% per annum; unsecured; due January 31, 2023, as amended	79,100	79,170
Advance to corporation; accrues interest at 10% per annum after the first 60 days; unsecured; due May 1, 2023, as amended	225,924	225,924
Advance to corporation; accrues interest at 12% per annum; secured by property and other assets of debtor; due August 1, 2022, as amended	508,613	509,063
Advance to corporation; accrues interest at 10% per annum; secured by assets of debtor; due September 1, 2022, as amended	395,500	395,850
Total other receivables	1,209,137	1,506,895
Current portion	(1,209,137)	(814,157)
Long-term portion	$-	$692,738

Note 6 – Other Receivables

Other receivables at August 31, 2021 and 2020 consisted of the following:

	2021	2020
Notes receivable dated April 1, 2015 and amended on May 23, 2017; accrued interest at 8% per annum; secured by certain assets; due March 1, 2019. (currently in default; if the receivable is not repaid, the Company plans to foreclose on the clinic that secures this receivable)	$296,888	$287,775

Advance to corporation; accrues interest at 12% per annum; unsecured; due December 31, 2021, as amended	79,170	76,740

Advance to corporation; accrues interest at 10% per annum after the first 60 days; unsecured; due March 1, 2022, as amended	225,924	225,924

Advance to corporation; accrues interest at 12% per annum; secured by property and other assets of debtor; due February 1, 2022, as amended	509,063	-

Advance to corporation; accrues interest at 10% per annum; secured by assets of debtor; due September 1, 2022, as amended	395,850	-
Total other receivables	1,506,895	590,439
Current portion	(814,157)	(302,664)
Long-term portion	$692,738	$287,775

During the year ended August 31, 2020, the Company settled other receivable for less than the amount due and recognized a loss on settlement of $74,360. During the year ended August 31, 2020, the Company wrote off a receivable for $29,744.